UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Item 1.	Schedule of Investments

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—81.00%
Alabama—0.60%
Austin Trust, (Bank of America Austin Certificates, Series 2008-3028X) (MBIA, Inc. Insured),
6.540%, VRD(1),(2)	7,750,000	7,750,000
Birmingham Medical Clinic Board Revenue (UAHSF),
7.900%, VRD	16,500,000	16,500,000
Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A,
7.930%, VRD	15,665,000	15,665,000

		39,915,000

Alaska—1.72%
Alaska Housing Finance Corp. (General Housing), Series B (ABN AMRO MuniTops Certificates Trust, Series 2005-18) (MBIA, Inc. Insured),
4.420%, VRD(1),(2)	16,995,000	16,995,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
Series A,
4.250%, VRD	12,100,000	12,100,000
Series B,
4.250%, VRD	58,240,000	58,240,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
Series A,
3.900%, VRD	15,700,000	15,700,000
Series C,
3.900%, VRD	11,570,000	11,570,000

		114,605,000

Arizona—2.02%
Apache County Industrial Development Authority Industrial Development Revenue (Tucson Electric Power), Series 83A,
8.000%, VRD	24,950,000	24,950,000
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project),
Series B,
8.050%, VRD	11,200,000	11,200,000
Series C,
8.000%, VRD	35,000,000	35,000,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates), Series 1918 (AMBAC Insured),
4.530%, VRD(1),(2)	16,710,000	16,710,000
Pima County Industrial Development Authority Revenue (Industrial Development-Tucson Electric Power),
8.250%, VRD	10,000,000	10,000,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A,
8.050%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan PUTTERs),
Series 2045,
4.950%, VRD(1),(2)	12,655,000	12,655,000
Series 2046,
4.950%, VRD(1),(2)	8,800,000	8,800,000
Series 3030,
5.920%, VRD(1),(2)	6,710,000	6,710,000

		134,225,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Colorado—0.60%
Aurora Water Improvement Revenue (JP Morgan PUTTERs),
Series 1944 (AMBAC Insured),
4.240%, VRD(1),(2)	10,280,000	10,280,000
Series 2010 (AMBAC Insured),
4.750%, VRD(1),(2)	15,085,000	15,085,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6,
4.250%, VRD	3,000,000	3,000,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
8.050%, VRD	11,265,000	11,265,000

		39,630,000

Connecticut—0.35%
Connecticut State Health & Educational Facilities Authority Revenue (Choate Rossemary Hall), Series D,
6.250%, VRD	11,200,000	11,200,000
Connecticut State Health & Educational Facilities Authority Revenue (Citigroup ROCS, Series RR-II-R-12227),
4.970%, VRD(1),(2)	5,000,000	5,000,000
Connecticut State Health & Educational Facilities Authority Revenue (Wesleyan University), Series D,
8.000%, VRD	7,000,000	7,000,000

		23,200,000

Delaware—0.81%
Delaware Economic Development Authority Revenue (Hospital Billing),
Series B,
8.020%, VRD	13,375,000	13,375,000
Series C,
8.000%, VRD	27,000,000	27,000,000
University of Delaware Revenue, Series A,
8.210%, VRD	13,520,000	13,520,000

		53,895,000

District of Columbia—1.91%
District of Columbia Refunding,
Series C,
6.500%, VRD	23,000,000	23,000,000
Series D,
7.750%, VRD	62,995,000	62,995,000
District of Columbia Revenue (American College of Cardiology),
7.900%, VRD	13,200,000	13,200,000
District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life),
7.900%, VRD	8,100,000	8,100,000
District of Columbia Revenue (St. Patrick’s Episcopal),
7.900%, VRD	9,800,000	9,800,000
District of Columbia, Series C,
7.950%, VRD	9,640,000	9,640,000

		126,735,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—4.84%
Alachua County Health Facilities Authority Health Facilities Revenue Installment (Shands Teaching Hospital), Series A,
5.500%, VRD	3,800,000	3,800,000
Alachua County Health Facilities Authority Health Facilities Revenue (Shands Teaching Hospital), Series A,
5.500%, VRD	2,100,000	2,100,000
Collier County Water & Sewer (ABN AMRO MuniTops Certificates Trust, Series 2006-82) (MBIA, Inc. Insured),
4.360%, VRD(1),(2)	14,290,000	14,290,000
Florida Higher Educational Facilities Financing Authority Revenue (Ringling School of Art),
7.900%, VRD	21,300,000	21,300,000
Florida Higher Educational Facilities Financing Authority Revenue (St. Thomas University Project),
5.500%, VRD	7,975,000	7,975,000
Florida State Board of Education (JP Morgan PUTTERs, Series 2567),
5.250%, VRD(1),(2)	9,120,000	9,120,000
Florida State Board of Education (Public Education Capital Outlay Bonds),
Series C (Bank of America Austin Certificates, Series 2008-1054),
6.630%, VRD(1),(2)	13,225,000	13,225,000
Series E (Bank of America Austin Certificates, Series 2008-1059),
6.340%, VRD(1),(2)	8,335,000	8,335,000
Gainesville Utilities System Revenue,
Series A,
4.300%, VRD	10,070,000	10,070,000
Series B,
8.000%, VRD	7,335,000	7,335,000
Highlands County Health Facilities Authority Revenue (Adventist Health Hospital),
Series A,
8.000%, VRD	16,000,000	16,000,000
Series A,
7.900%, VRD	5,000,000	5,000,000
Highlands County Health Facilities Authority Revenue Refunding (Adventist Health Hospital), Series B-3,
7.900%, VRD	6,000,000	6,000,000
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding (Methodist),
5.500%, VRD	11,105,000	11,105,000
JEA Electric System Revenue,
Series Three-C-1,
7.800%, VRD	12,600,000	12,600,000
Series Three-C-2,
7.800%, VRD	23,245,000	23,245,000
Series Three-C-3,
7.800%, VRD	11,405,000	11,405,000
Subseries D,
7.750%, VRD	7,845,000	7,845,000
Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project),
7.850%, VRD	12,275,000	12,275,000
Lakeland Energy Systems Revenue Refunding, Series B,
5.500%, VRD	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Miami Health Facilities Authority (Catholic Health East),
9.500%, VRD	16,420,000	16,420,000
Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project),
8.000%, VRD	12,900,000	12,900,000
Orange County Health Facilities Authority Revenue (Hospital Orlando Regional Healthcare),
5.500%, VRD	11,600,000	11,600,000
Orange County Industrial Development Authority Educational Facilities Revenue (UCF Hospitality School Student Housing Foundation, Inc.),
7.900%, VRD	8,795,000	8,795,000
Orange County Industrial Development Authority Industrial Development Revenue (Catholic Charities Center),
5.500%, VRD	5,000,000	5,000,000
Orlando & Orange County Expressway Authority Expressway Revenue Refunding, Subseries B-2,
7.900%, VRD	10,000,000	10,000,000
Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project),
5.500%, VRD	22,350,000	22,350,000
Pinellas County Health Facilities Authority Revenue Refunding (Hospital Facilities-Bayfront Projects),
5.500%, VRD	4,100,000	4,100,000
Sunshine State Governmental Financing Commission Revenue (Goldman),
8.150%, VRD	15,000,000	15,000,000
University Athletic Association, Inc. Florida Athletic Program Revenue,
6.250%, VRD	2,200,000	2,200,000

		321,390,000

Georgia—2.77%
De Kalb Private Hospital Authority Revenue Anticipation Certificates (Egleston Childrens Health), Series B,
7.890%, VRD	3,250,000	3,250,000
Fulton County Development Authority Revenue (Boys & Girls Club of America),
7.900%, VRD	7,000,000	7,000,000
Fulton County Development Authority Revenue (Piedmont Healthcare, Inc. Project),
7.900%, VRD	8,000,000	8,000,000
Fulton County Development Authority Revenue (Robert W. Woodruff Arts Center), Series B,
7.900%, VRD	14,300,000	14,300,000
Fulton County Development Authority Revenue (The Lovett School Project),
7.900%, VRD	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates (Northeast Georgia Health Systems),
Series B,
7.910%, VRD	8,000,000	8,000,000
Series C,
7.910%, VRD	8,000,000	8,000,000
Series D,
7.910%, VRD	8,000,000	8,000,000
Georgia State,
Series H-2,
7.350%, VRD	17,000,000	17,000,000
Series H-3,
7.350%, VRD	42,924,000	42,924,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health),
5.500%, VRD	16,830,000	16,830,000
Private Colleges & Universities Authority Revenue (Emory University),
Series A, (Mandatory Put 07/07/09 @ 100),
1.750%, due 07/07/09	8,000,000	8,000,000
Series B-3,
7.850%, VRD	14,475,000	14,475,000
Series C5,
7.850%, VRD	18,325,000	18,325,000

		184,104,000

Hawaii—0.23%
Honolulu City & County, Series A (ABN AMRO MuniTops Certificates Trust, Series 2004-16) (MBIA, Inc. Insured),
4.560%, VRD(1),(2)	15,000,000	15,000,000

Idaho—0.58%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	38,000,000	38,356,081

Illinois—5.15%
Chicago (Citigroup Eagle Class A Certificates 20070059) (FGIC Insured),
4.700%, VRD(1),(2)	17,500,000	17,500,000
Chicago O’Hare International Airport Revenue (Second Lien), Series C,
8.000%, VRD	50,150,000	50,150,000
Chicago O’Hare International Airport Revenue (Third Lien), Series D,
7.950%, VRD	10,000,000	10,000,000
Cook County (Capital Improvement), Series B,
7.500%, VRD	10,000,000	10,000,000
Cook County (JP Morgan PUTTERs, Series 1269) (AMBAC Insured),
6.650%, VRD(1),(2)	10,690,000	10,690,000
Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	12,300,000	12,443,673
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
4.700%, VRD(1),(2)	9,490,000	9,490,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
8.000%, VRD	11,400,000	11,400,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue (Evanston Northwestern),
Series B,
4.250%, VRD	8,000,000	8,000,000
Series C,
7.930%, VRD	9,770,000	9,770,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
8.000%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
7.830%, VRD	10,200,000	10,200,000
Illinois Finance Authority Revenue (Advocate Health Care),
Series A-1, (Mandatory Put 01/15/09 @ 100),
1.900%, due 01/15/09	5,660,000	5,660,000
Series A-2, (Mandatory Put 02/05/09 @ 100),
1.900%, due 02/05/09	5,665,000	5,665,000
Subseries B-5,
7.930%, VRD	18,450,000	18,450,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital),
Series A-2,
7.930%, VRD	15,000,000	15,000,000
Series A-4,
7.930%, VRD	20,000,000	20,000,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2,
7.250%, VRD	65,000,000	65,000,000
Lemont Township High School District (ABN AMRO MuniTops Certificates Trust, Series 2006-26) (MBIA Insured),
4.470%, VRD(1),(2)	29,010,000	29,010,000
Western Springs Special Assesment (Timber Trails Project),
7.520%, VRD	9,332,000	9,332,000

		341,860,673

Indiana—3.36%
Bartholomew Consolidated School Corp. Tax Anticipation Warrants,
3.250%, due 12/31/08	12,000,000	12,036,917
DFA Municipal Trust Various States (Depfa Floating Certificates, Series 2008-48) (MBIA, Inc. Insured),
5.952%, VRD(1),(2)	38,780,000	38,780,000
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
7.950%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Improvement Revenue Refunding (Ispat Inland, Inc.),
8.000%, VRD	18,280,000	18,280,000
Indiana Finance Authority Highway Revenue (JP Morgan PUTTERs, Series 1777) (FGIC Insured),
4.140%, VRD(1),(2)	29,610,000	29,610,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
7.920%, VRD	14,150,000	14,150,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
7.750%, VRD	11,550,000	11,550,000
Series CR-E-2,
7.800%, VRD	10,000,000	10,000,000
Indiana State Finance Authority Revenue (Lease Appropriation), Series A-3,
7.900%, VRD	17,500,000	17,500,000
South Bend Community School Building Corp. (First Mortgage) (Pre-refunded with US Government Securities to 01/15/09 @ 101) (MBIA, Inc. Insured),
5.000%, due 01/15/09	15,780,000	16,028,089
St. Joseph County Industrial Educational Facilities Revenue (University of Notre Dame Du Lac Project),
7.500%, VRD	45,770,000	45,770,000

		223,105,006

Kansas—0.26%
Leawood Temporary Notes, Series 1,
4.000%, due 10/01/08	16,975,000	16,975,000

Kentucky—1.66%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
4.250%, VRD	24,357,000	24,357,000
Christian County Association of Leasing Trust Lease Program,
Series A,
4.250%, VRD	5,300,000	5,300,000
Series B,
4.250%, VRD	28,075,000	28,075,000
Kentucky Asset Liability Commission General Fund Revenue Tax & Revenue Anticipation Notes, Series A,
3.000%, due 06/25/09	40,000,000	40,350,744
Shelby County Lease Revenue, Series A,
4.250%, VRD	12,295,000	12,295,000

		110,377,744

Louisiana—0.12%
Louisiana Public Facilities Authority Revenue (Diocese Houma-Thibodaux Project),
7.510%, VRD	7,800,000	7,800,000

Maine—0.15%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
4.390%, VRD(1),(2)	9,885,000	9,885,000

Maryland—1.05%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical), Series A,
7.770%, VRD	9,500,000	9,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority Revenue (Beth Tfiloh Dahan Community School, Inc.),
7.900%, VRD	5,000,000	5,000,000
Maryland Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 3086),
4.820%, VRD(1),(2)	5,200,000	5,200,000
Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B,
7.880%, VRD	43,575,000	43,575,000
Maryland Health & Higher Educational Facilities Authority Revenue (Sheppard Pratt), Series B,
7.900%, VRD	6,405,000	6,405,000

		69,680,000

Massachusetts—6.58%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	20,000,000	20,159,759
Massachusetts Bay Transportation Authority Revenue Assessment, Series A (Bank of America Macon Certificates, Series 2007-331),
4.350%, VRD(1),(2)	27,980,000	27,980,000
Massachusetts Development Finance Agency Revenue (Eaglebrook School),
7.200%, VRD	12,220,000	12,220,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series GG-1,
7.670%, VRD	20,000,000	20,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1,
7.800%, VRD	18,300,000	18,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University),
Series T-2, (Mandatory Put 05/28/09 @ 100),
2.250%, due 05/28/09	11,700,000	11,700,000
Series T-3, (Mandatory Put 06/11/09 @ 100),
2.250%, due 06/11/09	7,700,000	7,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University), Series N-1,
7.400%, VRD	25,000,000	25,000,000
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-12193) (FSA Insured),
8.470%, VRD(1),(2)	13,115,000	13,115,000
Massachusetts State Refunding,
Series A,
7.900%, VRD	86,825,000	86,825,000
Series B,
6.400%, VRD	30,000,000	30,000,000
Series B,
7.900%, VRD	10,000,000	10,000,000
Series C,
6.400%, VRD	66,300,000	66,300,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Water Pollution Abatement Trust (JP Morgan PUTTERs, Series 2591),
5.250%, VRD(1),(2)	4,100,000	4,100,000
Massachusetts Water Resources Authority (Citigroup ROCS, Series RR-II-R-11316) (FSA Insured),
4.410%, VRD(1),(2)	7,990,000	7,990,000
Massachusetts Water Resources Authority Refunding (General),
Series A,
7.950%, VRD	42,600,000	42,600,000
Series F,
7.700%, VRD	16,090,000	16,090,000
Merrimack Valley Regional Transit Authority Revenue Anticipation Notes,
3.500%, due 06/26/09	9,300,000	9,373,334
Montachusett Regional Transit Authority Revenue Anticipation Notes,
2.750%, due 08/12/09	8,000,000	8,038,400

		437,491,493

Michigan—1.69%
Michigan Hospital Finance Authority Revenue (Ascension Health),
Series CR-B-1,
7.750%, VRD	22,290,000	22,290,000
Series CR-B-2,
7.800%, VRD	10,000,000	10,000,000
Series CR-B-3,
7.750%, VRD	11,000,000	11,000,000
Series CR-B-5,
7.750%, VRD	20,600,000	20,600,000
Series CR-B-6,
7.800%, VRD	17,500,000	17,500,000
Michigan Hospital Finance Authority Revenue (Ascension), Series B3,
7.750%, VRD	11,700,000	11,700,000
University of Michigan Revenues (Hospital), Series A,
4.500%, VRD	15,230,000	15,230,000
University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1,
4.500%, VRD	3,825,000	3,825,000

		112,145,000

Minnesota—0.59%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
8.100%, VRD	10,755,000	10,755,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A,
5.500%, VRD	10,000,000	10,000,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B,
5.500%, VRD	18,700,000	18,700,000

		39,455,000

Mississippi—0.18%
Mississippi Development Bank Special Obligation (East Mississippi Correctional), Series B,
7.250%, VRD	12,000,000	12,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—0.63%
Curators University of Missouri Systems Facilities Revenue, Series B,
4.250%, VRD	2,700,000	2,700,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Health), Series C-3, (Mandatory Put 03/03/09 @ 100),
1.750%, due 03/03/09	19,750,000	19,750,000
North Kansas City Hospital Revenue (North Kansas City Hospital),
6.280%, VRD	9,000,000	9,000,000
University of Missouri University Revenues (Systems Facilities), Series B,
4.250%, VRD	10,400,000	10,400,000

		41,850,000

Montana—0.03%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
6.250%, VRD	2,300,000	2,300,000

Nevada—0.10%
Clark County Airport Revenue (Systems-Sub Lien), Series D-1,
7.930%, VRD	6,600,000	6,600,000

New Hampshire—0.65%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
7.700%, VRD	43,130,000	43,130,000

New Mexico—0.33%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	22,000,000	22,204,604

New York—0.37%
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup Eagle Class A Certificates 20070112),
4.760%, VRD(1),(2)	11,800,000	11,800,000
New York, Subseries I-1 (Bank of America Austin Certificates, Series 2008-1052),
5.820%, VRD(1),(2)	13,085,000	13,085,000

		24,885,000

North Carolina—5.06%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare Systems), Series A (Bank of America Austin Certificates, Series 2007-1006),
6.160%, VRD(1),(2)	18,750,000	18,750,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte Water & Sewer System Revenue Refunding, Series C,
7.480%, VRD	67,660,000	67,660,000
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue (Research Triangle),
7.960%, VRD	9,890,000	9,890,000
Mecklenburg County, Series B,
7.480%, VRD	35,725,000	35,725,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
7.480%, VRD	6,520,000	6,520,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Duke University Health Systems), Series C,
7.910%, VRD	11,450,000	11,450,000
North Carolina (Public Improvement),
Series F,
7.750%, VRD	8,000,000	8,000,000
Series G,
7.000%, VRD	4,650,000	4,650,000
North Carolina Refunding, Series C,
7.910%, VRD	44,895,000	44,895,000
Union County,
Series A,
7.250%, VRD	47,155,000	47,155,000
Series B,
7.470%, VRD	18,330,000	18,330,000
Series C,
7.930%, VRD	5,225,000	5,225,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A,
7.250%, VRD	19,900,000	19,900,000
Wake County,
Series A,
7.900%, VRD	10,000,000	10,000,000
7.250%, VRD	27,800,000	27,800,000

		335,950,000

Ohio—4.32%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
8.000%, VRD	6,200,000	6,200,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
7.900%, VRD	30,000,000	30,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC),
7.900%, VRD	31,670,000	31,670,000
Cleveland Waterworks Revenue (Citigroup Eagle Class A Certificates 20070085) (MBIA Insured),
4.700%, VRD(1),(2)	14,850,000	14,850,000
Columbus (Purpose), Series A,
5.000%, due 09/01/09	10,125,000	10,440,073
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A,
7.880%, VRD	35,370,000	35,370,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—(concluded)
Lucas County Bond Anticipation Notes,
3.000%, due 07/30/09	7,000,000	7,074,019
Ohio (Common Schools), Series D,
8.000%, VRD	42,700,000	42,700,000
Ohio Higher Educational Facilities Revenue (Case Western Reserve), Series A,
8.000%, VRD	11,350,000	11,350,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project), Series A,
8.000%, VRD	27,710,000	27,710,000
Ohio Refunding Infrastructure Improvement, Series B,
8.000%, VRD	21,515,000	21,515,000
Ohio State University General Receipts,
7.750%, VRD	10,000,000	10,000,000
Series B,
7.750%, VRD	26,700,000	26,700,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A,
4.500%, VRD	11,310,000	11,310,000

		286,889,092

Oregon—2.33%
Klamath Falls Electric Revenue Refunding (Senior Lien-Klamath Cogeneration) (Pre-refunded with US Government Securities to 01/01/09 @ 102),
6.000%, due 01/01/09	9,150,000	9,400,789
Oregon Tax Anticipation Notes, Series A,
3.000%, due 06/30/09	45,000,000	45,428,400
Oregon,
Series 73 E,
8.000%, VRD	6,000,000	6,000,000
Series 73 G,
7.800%, VRD	5,100,000	5,100,000
Series 73 H,
7.800%, VRD	59,800,000	59,800,000
Portland Tax Anticipation Notes,
3.000%, due 06/25/09	29,075,000	29,389,218

		155,118,407

Pennsylvania—1.84%
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation),
4.500%, VRD	17,300,000	17,300,000
Delaware Valley Regional Finance Authority (Local Government Revenue), Series C,
7.850%, VRD	16,200,000	16,200,000
Lehigh County General Purpose Authority Revenues (Good Shephard Group), Series A,
7.530%, VRD	270,000	270,000
Montgomery County, Series A,
5.000%, VRD	31,285,000	31,285,000
Moon Industrial Development Authority First Mortgage Revenue (Providence Point Project),
8.000%, VRD	35,000,000	35,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Turnpike Commission Turnpike Revenue, Series B-3,
7.250%, VRD	8,000,000	8,000,000
University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B,
8.250%, VRD	14,200,000	14,200,000

		122,255,000

South Carolina—0.43%
Greenville Hospital Systems Hospital Facilities Revenue Refunding,
Series B,
7.850%, VRD	6,000,000	6,000,000
Series C,
7.250%, VRD	9,000,000	9,000,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
4.090%, VRD(1),(2)	13,240,000	13,240,000

		28,240,000

South Dakota—0.28%
Sioux Falls Sales Tax Revenue (Morgan Stanley Floater Certificates), Series 1886 (MBIA, Inc. Insured),
4.730%, VRD(1),(2)	11,935,000	11,935,000
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
6.250%, VRD	7,000,000	7,000,000

		18,935,000

Tennessee—4.28%
Blount County Public Building Authority (Local Government Public Improvement), Series E-1-A,
5.500%, VRD	7,000,000	7,000,000
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 1798) (MBIA, Inc. Insured),
5.250%, VRD(1),(2)	6,560,000	6,560,000
Memphis Health Educational & Housing Facility Board Multi Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
8.080%, VRD	11,500,000	11,500,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Ascencion Health),
7.750%, VRD	13,500,000	13,500,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University),
Series A,
7.750%, VRD	12,300,000	12,300,000
Series A-1,
7.750%, VRD	32,900,000	32,900,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Board Revenue (YMCA Projects),
7.250%, VRD	25,330,000	25,371,973

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Tennessee—(concluded)
Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project),
7.900%, VRD	11,000,000	11,000,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project),
7.900%, VRD	12,160,000	12,160,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
7.250%, VRD	15,915,000	15,915,000
Shelby County Public Improvement and School, Series B,
8.000%, VRD	78,550,000	78,550,000
Shelby County Refunding, Series C,
6.500%, VRD	57,580,000	57,580,000

		284,336,973

Texas—16.00%
Alamo Community College District (ABN AMRO MuniTops Certificates Trust, Series 2006-85) (MBIA Insured),
4.290%, VRD(1),(2)	9,565,000	9,565,000
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured),
5.760%, VRD(1),(2)	7,595,000	7,595,000
Burleson Independent School District (Citigroup ROCS, Series RR-II-R-11597) (PSF-GTD),
4.530%, VRD(1),(2)	9,620,000	9,620,000
Burleson Independent School District Refunding (LaSalle MuniTops Certificates, Series 2007-35) (PFS-GTD),
4.560%, VRD(1),(2)	11,000,000	11,000,000
Cypress-Fairbanks Independent School District (Citigroup ROCS, Series RR-II-R-12104) (PSF-GTD),
4.610%, VRD(1),(2)	14,850,000	14,850,000
Eagle Mountain & Saginaw Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-74) (PSF-GTD),
4.470%, VRD(1),(2)	14,775,000	14,775,000
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured),
4.200%, VRD(1),(2)	8,285,000	8,285,000
Grand Prairie Independent School District (Citigroup ROCS, Series RR-II-R-11161) (PSF-GTD),
4.630%, VRD(1),(2)	3,790,000	3,790,000
Gulf Coast Waste Disposal Authority Pollution Control Revenue Refunding (AMOCO Oil),
3.900%, VRD	29,500,000	29,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Cultural Education Facilities Finance Corp. Revenue (YMCA Greater Houston), Series A,
4.250%, VRD	11,000,000	11,000,000
Harris County Health Facilities Development Corp. Hospital Revenue Refunding (Texas Children’s Hospital), Series 3,
2.100%, VRD	20,000,000	20,000,000
Harris County Health Facilities Development Corp. Revenue (Methodist Hospital Systems), Series A,
7.860%, VRD	89,420,000	89,420,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
4.250%, VRD	85,800,000	85,800,000
Series A-2,
4.250%, VRD	71,700,000	71,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (St. Luke’s Episcopal),
Series A,
8.150%, VRD	25,000,000	25,000,000
Series B,
6.500%, VRD	25,000,000	25,000,000
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A,
8.000%, VRD	35,305,000	35,305,000
Houston Higher Education Finance Corp. Revenue (Citigroup Eagle Class A Certificates 20070077),
4.760%, VRD(1),(2)	2,000,000	2,000,000
Houston Utility Systems Revenue Refunding (First Lien), Series B1,
7.250%, VRD	19,000,000	19,000,000
Lamar Consolidated Independent School District (Citigroup Eagle Class A Certificates 20070045) (PSF-GTD),
4.700%, VRD(1),(2)	4,950,000	4,950,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (MBIA, Inc. Insured),
4.330%, VRD(1),(2)	18,285,000	18,285,000
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (ExxonMobil Project), Series A,
3.900%, VRD	26,055,000	26,055,000
Lubbock Health Facilities Development Corp. Revenue (First Mortgage-Carillon Project) (Pre-refunded with US Government Securities to 07/01/09 @ 102), Series A,
6.500%, due 07/01/09	5,800,000	6,085,230
Lubbock Refunding (ABN AMRO MuniTops Certificates Trust, Series 2007-17) (FSA Insured),
4.550%, VRD(1),(2)	12,635,000	12,635,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
8.230%, VRD(1),(2)	8,935,000	8,935,000
North East Independent School District (School Building), Series A (LaSalle MuniTops Certificates, Series 2007-70) (PSF-GTD),
4.890%, VRD(1),(2)	39,995,000	39,995,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Pasadena Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-57) (PSF-GTD),
4.690%, VRD(1),(2)	21,380,000	21,380,000
San Antonio Electric & Gas (Systems-Junior Lien),
7.750%, VRD	54,700,000	54,700,000
Texas (Citigroup Eagle Class A Certificates 20070082),
4.700%, VRD(1),(2)	21,000,000	21,000,000
Texas (Citigroup Eagle Class A Certificates 20070139),
4.760%, VRD(1),(2)	8,685,000	8,685,000
Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	280,000,000	283,480,669
Texas Water Development Board Revenue Refunding (State Revolving Sub Lien), Series A
5.000%, VRD	19,000	19,000
Travis County Health Facilities Development Corp. Retirement Facilities Revenue (Longhorn Village Project), Series B,
7.930%, VRD	20,000,000	20,000,000
University of Texas University Revenues (Financing Systems), Series B,
7.950%, VRD	11,300,000	11,300,000
University of Texas University Revenues Refunding (Financing System), Series B,
7.500%, VRD	32,525,000	32,525,000

		1,063,234,899

Utah—2.72%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series A,
7.830%, VRD	11,200,000	11,200,000
Series B,
7.830%, VRD	26,000,000	26,000,000
Series C,
4.250%, VRD	52,700,000	52,700,000
Salt Lake City Tax and Revenue Anticipation Notes,
3.000%, due 06/30/09	25,000,000	25,230,625
Utah County Hospital Revenue (IHC Health Services, Inc.),
Series B,
7.980%, VRD	44,025,000	44,025,000
Series C,
7.900%, VRD	21,900,000	21,900,000

		181,055,625

Virginia—0.48%
Albemarle County Industrial Development Authority Revenue (Thomas Jefferson Foundation, Inc.),
7.900%, VRD	10,000,000	10,000,000
Charlottesville Industrial Development Authority Educational Facilities Revenue (University of Virginia Foundation Projects),
Series A,
7.400%, VRD	5,375,000	5,375,000
Series B,
7.200%, VRD	2,470,000	2,470,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Virginia—(concluded)
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
7.850%, VRD	5,325,000	5,325,000
Series C,
7.200%, VRD	3,850,000	3,850,000
Richmond Public Utilities Revenue (Citigroup ROCS, Series RR-II-R-11262) (FSA Insured),
4.580%, VRD(1),(2)	4,875,000	4,875,000

		31,895,000

Washington—3.00%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
7.990%, VRD(1),(2)	5,000,000	5,000,000
King County (JP Morgan PUTTERs, Series 2541),
6.760%, VRD(1),(2)	7,600,000	7,600,000
King County Sewer Revenue (Citigroup Eagle Class A Certificates 20070084) (FSA Insured),
8.720%, VRD(1),(2)	43,000,000	43,000,000
King County Sewer Revenue (Junior Lien),
Series A,
8.000%, VRD	36,195,000	36,195,000
Series B,
7.750%, VRD	23,900,000	23,900,000
Kitsap County Consolidated Housing Authority Revenue (Harborside Condominiums Project),
7.250%, VRD	19,205,000	19,205,000
Seattle Water Systems Revenue, Series A,
7.930%, VRD	15,200,000	15,200,000
Washington (Citigroup ROCS, Series RR-II-R-11145) (FSA Insured),
4.540%, VRD(1),(2)	6,780,000	6,780,000
Washington Health Care Facilities Authority Revenue (Children’s Hospital), Series B,
8.100%, VRD	18,300,000	18,300,000
Washington Health Care Facilities Authority Revenue (PeaceHealth),
Series C,
7.750%, VRD	3,300,000	3,300,000
Series D,
7.750%, VRD	4,200,000	4,200,000
Washington, Series VR 96B,
7.750%, VRD	10,700,000	10,700,000
Washington State Housing Finance Commission Nonprofit Revenue (Bush School Project),
7.940%, VRD	5,950,000	5,950,000

		199,330,000

Wisconsin—0.93%
Pleasant Prairie Pollution Control Revenue Refunding (Electric),
7.930%, VRD	9,100,000	9,100,000
Wisconsin Center District Tax Revenue, Series A,
7.950%, VRD	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital), (Mandatory Put 04/15/09 @ 100),
1.680%, due 04/15/09	27,600,000	27,600,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
7.920%, VRD	15,200,000	15,200,000

		61,900,000

Total municipal bonds and notes (cost—$5,381,939,597)		5,381,939,597

Tax-exempt commercial paper—9.41%
Arizona—1.22%
Phoenix Civic Improvement Corp. Water Systems,
1.750%, due 12/08/08	15,000,000	15,000,000
Salt River Agricultural Improvement & Power District,
1.530%, due 11/13/08	8,900,000	8,900,000
1.750%, due 12/08/08	15,600,000	15,600,000
1.680%, due 12/10/08	29,000,000	29,000,000
1.750%, due 12/10/08	12,500,000	12,500,000

		81,000,000

District of Columbia—0.12%
Washington D.C. Metropolitan Area Transit Authority,
1.600%, due 10/14/08	8,000,000	8,000,000

Florida—0.74%
Florida Local Government,
2.050%, due 10/10/08	34,904,000	34,904,000
2.150%, due 10/10/08	9,139,000	9,139,000
Kissimmee Utility Authority,
1.550%, due 10/08/08	4,900,000	4,900,000

		48,943,000

Georgia—0.52%
Emory University,
1.850%, due 12/16/08	20,296,000	20,296,000
Metropolitan Atlanta Rapid Transit,
1.650%, due 12/01/08	12,500,000	12,500,000
Municipal Electric Authority of Georgia,
2.000%, due 10/08/08	1,661,000	1,661,000

		34,457,000

Kentucky—0.30%
Kentucky Association of Counties,
1.680%, due 10/06/08	20,000,000	20,000,000

Maryland—0.30%
John Hopkins Hospital,
1.600%, due 10/09/08	20,000,000	20,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper—(continued)
Massachusetts—0.38%
Massachusetts Water Authority,
2.150%, due 10/10/08	17,000,000	17,000,000
Partners Healthcare Systems,
1.530%, due 12/04/08	8,000,000	8,000,000

		25,000,000

Minnesota—0.25%
Mayo Clinic,
1.750%, due 12/09/08	16,400,000	16,400,000

Nebraska—0.41%
Omaha Public Power District,
1.650%, due 10/09/08	20,000,000	20,000,000
1.750%, due 10/09/08	7,500,000	7,500,000

		27,500,000

New Jersey—0.15%
Rutgers University,
1.720%, due 10/06/08	10,000,000	10,000,000

Ohio—0.37%
American Municipal Power of Ohio,
1.500%, due 10/07/08	15,455,000	15,455,000
Case Western University,
1.650%, due 10/08/08	8,900,000	8,900,000

		24,355,000

Pennsylvania—0.06%
Exelon Corp.,
1.700%, due 10/08/08	4,065,000	4,065,000

South Carolina—0.21%
South Carolina Public Service,
1.900%, due 12/05/08	14,108,000	14,108,000

Tennessee—0.69%
Tennessee State School Bond Authority,
1.600%, due 10/07/08	5,755,000	5,755,000
1.580%, due 12/01/08	25,476,000	25,476,000
1.650%, due 12/01/08	14,613,000	14,613,000

		45,844,000

Texas—2.58%
City of Houston,
1.580%, due 10/07/08	30,000,000	30,000,000
1.800%, due 10/20/08	10,000,000	10,000,000
1.550%, due 11/10/08	10,000,000	10,000,000
1.680%, due 01/15/09	27,150,000	27,150,000
City of Houston, Houston Hotel Occupancy Tax,
1.500%, due 10/08/08	7,350,000	7,350,000
Harris County,
1.500%, due 10/08/08	4,820,000	4,820,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
Houston Combined Utility System,
1.950%, due 10/10/08	15,000,000	15,000,000
Houston General Obligation, Series C,
1.700%, due 10/06/08	10,000,000	10,000,000
Texas Department of Transportation,
1.600%, due 11/12/08	20,000,000	20,000,000
University of Texas,
1.500%, due 11/04/08	18,000,000	18,000,000
1.500%, due 11/07/08	11,500,000	11,500,000
1.700%, due 12/08/08	8,000,000	8,000,000

		171,820,000

Utah—0.23%
Intermountain Power Agency,
1.750%, due 12/09/08	15,500,000	15,500,000

Washington—0.77%
King County Sewer Revenue,
1.600%, due 11/06/08	15,000,000	15,000,000
1.680%, due 12/11/08	18,000,000	18,000,000
Port of Tacoma,
1.750%, due 12/09/08	18,300,000	18,300,000

		51,300,000

Wyoming—0.11%
PacifiCorp,
1.710%, due 12/11/08	7,050,000	7,050,000

Total tax-exempt commercial paper (cost—$625,342,000)		625,342,000

	Number of shares
Repurchase agreement—0.25%
Repurchase agreement dated 09/30/08 with State Street Bank & Trust Co., 0.050% due 10/01/08, collateralized by $16,825,266 US Treasury Bills, zero coupon due 11/20/08; (value—$16,821,901); proceeds: $16,492,023 (cost—$16,492,000)	16,492,000	16,492,000

Money market fund(3)—0.05%
BlackRock Liquidity Fund Municipal Fund Portfolio Institutional Class,
5.234%, (cost—$3,500,000)	3,500,000	3,500,000

Total investments (cost—$6,027,273,597 which approximates cost for federal income tax purposes)(4)—90.71%		6,027,273,597

Other assets in excess of liabilities—9.29%		617,311,484

Net assets (applicable to 6,644,229,960 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		6,644,585,081

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.11% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2008 (unaudited)

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Rates shown reflect yield at September 30, 2008.

(4)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets:

Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)($)	Total ($)
Assets:
Securities	—	6,027,273,597	—	6,027,273,597

AMBAC	American Municipal Bond Assurance Corporation

CCAO	County Commissioners Association of Ohio

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

UAHSF	University of Alabama Health Services Foundation

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2008 and reset periodically.

Weighted average maturity—36 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2008.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date: December 1, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President and Treasurer

Date: December 1, 2008